UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scout Capital Management, L.L.C.
Address: 640 Fifth Avenue
         22nd Floor
         New York, NY  10019

13F File Number:  28-06225

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Crichton
Title:     Managing Member
Phone:     212-896-2520

Signature, Place, and Date of Signing:

     /s/  James Crichton     New York, NY     November 15, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $1,980,996 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALBERTO CULVER CO NEW          COM              013078100    20331   540000 SH       SOLE                   540000        0        0
AMAZON COM INC                 COM              023135106    21988   140000 SH       SOLE                   140000        0        0
AXIS CAPITAL HOLDINGS          SHS              G0692U109     1631    49500 SH       SOLE                    49500        0        0
BANK OF AMERICA CORPORATION    COM              060505104   235980 18000000 SH  CALL SOLE                 18000000        0        0
BANK OF AMERICA CORPORATION    COM              060505104    98325  7500000 SH  PUT  SOLE                  7500000        0        0
BANK OF AMERICA CORPORATION    COM              060505104    98325  7500000 SH       SOLE                  7500000        0        0
CF INDS HLDGS INC              COM              125269100    53958   565000 SH  CALL SOLE                   565000        0        0
CITRIX SYS INC                 COM              177376100     8189   120000 SH       SOLE                   120000        0        0
COCA COLA ENTERPRISES INC      COM              191219104   511500 16500000 SH       SOLE                 16500000        0        0
CONTINENTAL RESOURCES INC      COM              212015101    32452   700000 SH       SOLE                   700000        0        0
CVS CAREMARK CORPORATION       COM              126650100    31470  1000000 SH  CALL SOLE                  1000000        0        0
EBAY INC                       COM              278642103    85400  3500000 SH       SOLE                  3500000        0        0
EVEREST RE GROUP LTD           COM              G3223R108     3571    41300 SH       SOLE                    41300        0        0
FLOWSERVE CORP                 COM              34354P105    26808   245000 SH       SOLE                   245000        0        0
GANNETT INC                    COM              364730101    13453  1100000 SH  CALL SOLE                  1100000        0        0
LAMAR ADVERTISING CO           CL A             512815101    47730  1500000 SH       SOLE                  1500000        0        0
MASTERCARD INC                 CL A             57636Q104    66080   295000 SH       SOLE                   295000        0        0
MCDONALDS CORP                 COM              580135101    51412   690000 SH       SOLE                   690000        0        0
MOLSON COORS BREWING CO        CL A             60871R100     6972   147652 SH       SOLE                   147652        0        0
MSC INDL DIRECT INC            CL A             553530106    58093  1075000 SH       SOLE                  1075000        0        0
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107     1025    10500 SH       SOLE                    10500        0        0
NORTHWEST BANCSHARES INC MD    COM              667340103    53368  4773500 SH       SOLE                  4773500        0        0
PG&E CORP                      COM              69331C108    41332   910000 SH  CALL SOLE                   910000        0        0
SENSATA TECHNOLOGIES HLDG BV   SHS              N7902X106    79534  4025000 SH       SOLE                  4025000        0        0
TUPPERWARE BRANDS CORP         COM              899896104    37844   827000 SH       SOLE                   827000        0        0
TYCO ELECTRONICS LTD SWITZER   SHS              H8912P106    87660  3000000 SH       SOLE                  3000000        0        0
VANCEINFO TECHNOLOGIES INC     ADR              921564100    11157   345000 SH       SOLE                   345000        0        0
VERISK ANALYTICS INC           CL A             92345Y106   154767  5525428 SH       SOLE                  5525428        0        0
WESTERN UN CO                  COM              959802109    40641  2300000 SH  PUT  SOLE                  2300000        0        0